Vessel Operating and Voyage Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Voyage Expenses [Abstract]
Brokerage commissions	$ 84,960	$ 0
Brokerage commissions - related party	245,934	116,068
Port & other expenses	344,294	294,101
Bunkers consumption	71,855	0
Total Voyage expenses	747,043	410,169
Vessel Operating Expenses [Abstract]
Crew & crew related costs	1,788,436	757,771
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	506,665	260,435
Lubricants	69,202	40,430
Insurance	110,262	61,864
Tonnage taxes	24,692	15,087
Other	232,933	102,481
Total Vessel operating expenses	$ 2,732,190	$ 1,238,068